Trade and other receivables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade and other receivables

16. Trade and other receivables

	2018 $m	2017 $m
Current
Trade receivables	474	452
Other receivables	27	23
Prepayments	111	74
Loans to and receivables from associates	1	2

	613	551

Trade and other receivables are held at amortised cost.

Trade receivables are non-interest-bearing and are generally on payment terms of up to 30 days. The fair value of trade and other receivables approximates their carrying value.

The maximum exposure to credit risk for trade and other receivables, excluding prepayments, at the end of the reporting period by geographic region is:

	2018 $m	2017 $m
Americas	325	305
EMEAA	125	122
Greater China	52	50

	502	477

The ageing of trade and other receivables, excluding prepayments, at the end of the reporting period is:

	2018			2017
	Gross $m	Credit loss allowance $m	Net $m	Gross $m	Credit loss allowance $m	Net $m
Not past due	356	(1)	355	333	(1)	332
Past due 1 to 30 days	71	(1)	70	68	(2)	66
Past due 31 to 180 days	86	(9)	77	82	(7)	75
Past due more than 180 days	0	0	0	71	(67)	4

	513	(11)	502	554	(77)	477

Trade and other receivables over 180 days past due are written off, but continue to be actively pursued. The credit risk relating to balances not past due is not deemed to be significant.

The movement in the allowance for expected lifetime credit losses of trade and other receivables during the year is as follows:

	2018 $m	2017 $m	2016 $m
At 1 January	(77)	(69)	(56)
Adjustment arising on adoption of IFRS 9	67	—	—
Provided	(28)	(15)	(25)
Amounts written back	0	2	5
Amounts written off	26	6	5
Exchange adjustments	1	(1)	2

At 31 December	(11)	(77)	(69)